Derivatives - Additional Information (Detail)	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 10, 2013	May 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 17, 2014 EUR (€)	Jun. 10, 2013 USD ($)	Dec. 31, 2014 Interest Expense USD ($)	Dec. 31, 2013 Interest Expense USD ($)	Dec. 31, 2012 Interest Expense USD ($)	Dec. 31, 2014 Depreciation Expense USD ($)	Dec. 31, 2013 Depreciation Expense USD ($)	Dec. 31, 2012 Depreciation Expense USD ($)	Dec. 17, 2014 Minimum USD ($)	Dec. 17, 2014 Maximum USD ($)
Derivative [Line Items]
Interest rate swap notional amounts		$ 712,500,000		€ 18,500,000	$ 400,000,000
Fixed interest rate swap rates		1.56%			1.66%
Interest rate swap, variable rate		1.00%
Forward exchange rate												1.25	1.27
Loss Reclassified from Accumulated OCI into Income for the Years Ended December 31,						7,000,000	47,100,000	23,900,000	800,000	600,000	500,000
Derivative instruments estimated amount of net losses that would be reclassified to earnings during the next twelve months			$ (9,200,000)
Description of variable rate basis	Three-month LIBOR	Greater of 1% or three-month LIBOR